Financial Instruments	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
37)	FINANCIAL INSTRUMENTS

Credit Risk

Exposure to Credit Risk

The carrying amount of financial assets and contract assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2018	2019
Contract assets	—	313
Trade and other receivables	58,315	55,462
Other assets*	17,100	—
Term deposits	202,335	134,133
Cash and cash equivalents (except cash in hand)	187,519	177,897
Total	465,269	367,805

*

Other assets mainly includes receivable from related party of USD Nil (March 31, 2018: USD 17,100) (refer note 25 and 27). The maximum exposure to credit risk is represented by the carrying amount of this financial asset.

The maximum exposure to credit risk for trade and other receivables and contract assets at the reporting date by geographic region was:

	As at March 31
Particulars	2018	2019
India	46,006	45,495
Thailand	5,475	4,550
Malaysia	609	419
Singapore	1,692	1,542
Netherlands	11	7
Others	4,522	3,762
Total	58,315	55,775

The maximum exposure to credit risk for trade and other receivables, term deposits and contract assets at the reporting date by type of counterparty was:

	As at March 31
Particulars	2018	2019
Airlines	26,365	19,147
Retail customers	4,092	3,861
Corporate customers	18,231	23,724
Deposit with hotels and others	6,704	6,550
Term deposits with bank	202,335	134,133
Others	2,923	2,493
Total	260,650	189,908

Impairment Losses

The Group uses a provision matrix to compute the expected credit loss allowance for trade and other receivables and contract assets. The provision matrix takes into account available external and internal credit risk factors such as credit default and the Group's historical experience for customers.

The age of trade and other receivables, term deposits, security deposits and contract assets at the reporting date was:

	As at March 31
	2018		2019
Particulars	Gross	Impairment	Gross	Impairment
Not past due	245,249	—	168,901	—
Past due 0-30 days	5,161	—	7,934	—
Past due 30-120 days	5,968	—	9,045	—
More than 120 days	5,851	1,579	5,879	1,851
Total	262,229	1,579	191,759	1,851

The movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2018	2019
Balance at the beginning of the year	2,544	1,579
Allowance for doubtful debts	150	816
Amounts written off against the allowance	(1,102)	(451)
Effects of movement in exchange rate	(13)	(93)
Balance at the end of the year	1,579	1,851

Allowance for impairment mainly represents amounts due from airlines, and retail customers. Based on historical experience, the Group believes that no impairment allowance is necessary, apart from above, in respect of trade receivables and contract assets.

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2018

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Secured bank loans	652	(756)	(143)	(136)	(214)	(254)	(9)
Trade and other payables	117,826	(117,826)	(117,826)	—	—	—	—
Other liabilities	6,180	(6,300)	(5,116)	(585)	(599)	—	—
Refund due to customers	5,788	(5,788)	(5,788)	—	—	—	—
Total	130,446	(130,670)	(128,873)	(721)	(813)	(254)	(9)

Notes: *	Represents undiscounted cash flows of interest and principal

As at March 31, 2019

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Secured bank loans	707	(820)	(151)	(135)	(232)	(301)	(1)
Trade and other payables	110,970	(110,970)	(110,970)	—	—	—	—
Other liabilities	5,932	(5,932)	(5,932)	—	—	—	—
Refund due to customers	5,551	(5,551)	(5,551)	—	—	—	—
Total	123,160	(123,273)	(122,604)	(135)	(232)	(301)	(1)

Notes: *	Represents undiscounted cash flows of interest and principal

Currency Risk

Exposure to Currency Risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currencies in which sales and purchase of services are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the INR and USD.  The currencies in which these transactions are primarily denominated are INR and US dollars.

The Group’s exposure to foreign currency risk was based on the following amounts as at the reporting dates (in equivalent USD):

Between USD and INR

	As at March 31
Particulars	2018	2019
Trade and other receivables	11,163	2,615
Trade and other payables	(99,176)	(144,478)
Cash and cash equivalents	1,279	6,802
Net exposure	(86,734)	(135,061)

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
			As at March 31
USD	2017-18	2018-19	2018	2019
INR 1	0.0155	0.0144	0.0154	0.0144

Sensitivity Analysis

Any change in the exchange rate of USD against currencies other than INR is not expected to have significant impact on the Group’s profit or loss. Accordingly, a 10% appreciation of the USD as indicated below, against the INR would have increased loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant.

	For the year ended March 31
Particulars	2018	2019
10% strengthening of USD against INR	(8,260)	(12,863)

A 10% depreciation of the USD against INR, would have had the equal but opposite effect on the above currency to the amounts shown above, on the basis that all other variables remain constant.

Interest Rate Risk

Profile

At the reporting date the interest rate profile of the Group’s interest-bearing financial instruments was as follows:

	As at March 31
Particulars	2018	2019
Fixed rate instruments
Financial assets
Term deposits	202,335	134,133
Term deposits included in Cash and cash equivalents*	80,157	—
Financial liabilities
Secured bank loans	(652)	(707)
	281,840	133,426

*	Total cash and cash equivalents: USD 177,990 (March 31, 2018 : USD 187,647)

Fair Value Sensitivity Analysis for Fixed Rate Instruments

The Group does not account for any fixed rate financial assets and liabilities at fair value through profit or loss. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

Fair Value

Fair Values versus Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	As at March 31, 2019
	Carrying amount	Fair value
Financial assets measured at fair value
Other investments - equity securities (FVOCI)	5,563	5,563
Right to receive equity stake in a travel entity (FVTPL)	411	411
	5,974	5,974
Financial assets not measured at fair value (Amortised cost)
Trade and other receivables	55,462	55,462
Term deposits	134,133	134,133
Cash and cash equivalents	177,990	177,990
Other investments - other securities	99	99
	367,684	367,684
Financial liabilities not measured at fair value (Other financial liabilities)
Secured bank loans	707	707
Trade and other payables	110,970	110,970
Employee related payables	5,932	5,932
Refund due to customers	5,551	5,551
	123,160	123,160

	As at March 31, 2018
Particulars	Carrying amount	Fair value
Assets carried at fair value (Available for sale)
Other investments	6,071	6,071
Receivable from related party	17,100	17,100
	23,171	23,171
Assets carried at amortised cost
(Loans and receivables)
Trade and other receivables	58,315	58,315
Term deposits	202,335	202,335
Cash and cash equivalents	187,647	187,647
Other assets	—	—
(Held-to-maturity)
Other investments	99	99
	448,396	448,396
Liabilities carried at amortized cost
(Other financial liabilities)
Secured bank loans	652	652
Trade and other payables	117,826	117,826
Employee related payables	6,180	6,180
Refund due to customers	5,788	5,788
	130,446	130,446

The fair value measurements of financial assets and liabilities reported above have been categorized as Level 3 fair values based on the inputs to the valuation techniques used.

Fair value hierarchy

The table below analyses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	As at March 31, 2019
Particulars	Level 1	Level 2	Level 3	Total
Other investments	—	—	5,563	5,563
Right to receive equity stake in a travel entity	—	—	411	411
Total Assets	—	—	5,974	5,974

	As at March 31, 2018
Particulars	Level 1	Level 2	Level 3	Total
Other investments	—	—	6,071	6,071
Receivable from related party	—	—	17,100	17,100
Total Assets	—	—	23,171	23,171

The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2019
Particulars	Other investments	Receivable from related party	Right to receive equity stake in a travel entity
Opening balances	6,071	17,100	—
Acquired in business combination	—	—	411
Total gains and losses recognized in:
—(profit) or loss	—	1	—
—other comprehensive income	(508)	—	—
Amount received	—	(17,101)	—
Closing balances	5,563	—	411

	As at March 31, 2018
Particulars	Other investments	Receivable from related party
Opening balances	5,791	15,100
Total gains and losses recognized in:
—other comprehensive income (loss)	280	2,000
Closing balances	6,071	17,100

The basis for determining fair values is disclosed in note 4.

There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 3 fair values as at March 31, 2019 and March 31, 2018, as well as the significant unobservable inputs used.

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.

Forecast annual revenue

   growth rate :

   20% - 50%

   (March 31, 2018:

   15% - 137%)

   Forecast

   EBITDA margin:

   (12%) - 25%

   (March 31, 2018:

   (31%) - 17%)

   Risk adjusted

   discount rate:

   17.0% (March 31,

   2018: 17.0%)

The estimated fair value

   would increase

   (decrease) if :

   - the annual revenue

   growth rate were

   higher (lower)

   - the EBITDA margin

   were higher (lower)

   - the risk adjusted

   discount rate were

   lower (higher)

Receivable from related party	Binomial Lattice Model and Discounted Cash Flow method: The valuation model considers the discount rate, expected term, volatility, and equity value.	Risk free rate: 2.5% (March 31, 2018 : 2.5%) Volatility : 35.60% (March 31, 2018: 35.60%) Equity value: USD 72,720 (March 31, 2018 : USD 72,720)	The estimated fair value would increase (decrease) if : • the volatility were lower (higher) • the equity value were higher (lower)
Right to receive equity stake in a travel entity	Market approach model: The valuation model considers revenue multiple of comparative company	Revenue multiple : March 31, 2019: 4.89	The estimated fair value would increase (decrease) if : • the revenue multiple were higher (lower)

Financial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: *

Other financial assets include trade and other receivables, term deposits, cash and cash equivalents and other investments-other securities. Other financial liabilities include secured bank loans, trade and other payables, employee related payables and refund due to customers.

Sensitivity Analysis

Other investments – equity securities

For the fair values of other investments, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2019
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	270	(263)
EBITDA Margin	317	(317)
Risk adjusted discount rate	(529)	624

	For the year ended March 31, 2018
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	364	(356)
EBITDA Margin	144	(144)
Risk adjusted discount rate	(624)	738

Receivable from related party

For the fair values of receivables from related party, reasonably possible changes of 500 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2018
	Other Comprehensive Income
	Increase	Decrease
Volatility	(100)	100
Equity value	700	(700)

Right to receive equity stake in a travel entity

For the fair value of right to receive equity stake in travel entity, reasonably possible changes of 500 basis points at the reporting date to the significant unobservable input holding other inputs constant, would have the following effects (refer note 25):

	For the year ended March 31, 2019
	Profit or loss
	Increase	Decrease
Revenue multiple	(100)	100